Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001039667
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2016
Prospectus Date	rr_ProspectusDate	Mar. 15, 2016